BILLS PAYABLE	12 Months Ended
Dec. 31, 2012
BILLS PAYABLE [Abstract]
BILLS PAYABLE

15.BILLS PAYABLE

Bills payable represent short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the bill, which generally ranges from three to six months from the date of issuance. The holder of the bills can obtain payment from the financial institutions prior to the stated maturity date. In such case, the Group may be required to pay the financial institution an interest charge. Interest charges from bills payable were RMB7,552, RMB15,923 and RMB21,908 (US$3,516) during the years ended December 31, 2010, 2011 and 2012, respectively. There is no recourse to the Group in the event the financial institutions default upon demand for payment by the holders of the bills. The Group has utilized bills payable to settle amounts owed to its automobile suppliers. Bills payable are secured by the Group's restricted cash.